Share capital - Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Net income from continuing operations	$ 672,413	$ 308,859
Non-controlling interests (Note 13)	(44,350)	(22,459)
Net income and diluted net income from continuing operations (attributable to shareholders of the Company)	628,063	286,400
Income from discontinued operations attributable to shareholders of the Company	0	6,982
Net income and diluted net income (attributable to shareholders of the Company)	$ 628,063	$ 293,382
Basic weighted average number of shares outstanding (in shares)	1,043,385	1,014,100
Effect of dilutive securities, stock options (in shares)	8,541	8,021
Effect of dilutive securities, restricted share units (in shares)	2,461	794
Effect of dilutive securities, performance share units (in shares)	1,915	0
Diluted weighted average number of shares outstanding (in shares)	1,056,302	1,022,915
Earnings per share from continuing operations, basic (in USD per share)	$ 0.60	$ 0.28
Earnings per share from continuing operations, diluted (in USD per share)	0.59	0.28
Earnings per share (attributable to Shareholders of the Company), Basic (in USD per share)	0.60	0.29
Earnings per share (attributable to Shareholders of the Company), Diluted (in USD per share)	$ 0.59	$ 0.29